Employee Benefits - Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average) (Details)	Dec. 31, 2021	Dec. 31, 2020
Accrued Benefit Obligation
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	2.90%	2.40%
Future salary increases	2.00%	1.20%
Employee Benefit Expense
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	2.40%	3.30%
Rate of return on plan assets at January 1	2.40%	3.30%
Future salary increases	2.00%	1.20%